Intangible Assets, Net (Details) - Schedule of Intangible Assets, Stated At Cost less Accumulated Amortization - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets Stated At Cost less Accumulated Amortization [Abstract]
Software and technology	¥ 1,509,432
Less: accumulated amortization	(251,572)
Total	¥ 1,257,860